Impairment testing of acquired development programs not yet available for use	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Impairment testing of acquired development programs not yet available for use
13. Impairment testing of acquired development programs not yet available for use
Acquired development programs not yet available for use are assessed annually for impairment. The carrying amount of acquired development programs is as follows:

	As at December 31,
	2020	2019
	£’000s	£’000s
Acquired development programs
Navicixizumab (navi)	—	12,522
BSP-804 (setrusumab)	11,616	11,616
MPH-966 (alvelestat)	5,835	6,121
BSG-649 (leflutrozole)	9,886	9,886
BCT-197 (acumapimod)	4,311	4,311
	31,648	44,456
The Group considers the future development costs, the probability of successfully progressing each program to product approval and the likely commercial returns after product approval, among other factors, when reviewing for indicators of impairment. The results of this testing did not indicate any impairment of the acquired products’ rights for the year ended December 31, 2020. Management believe that the likelihood of a materially different outcome using different assumptions is remote.
The acquired development programs are assets which are not used in commercialized products. These assets have not yet begun to be amortized but have been tested for impairment by assessing their value in use. Value in use calculations for each program are utilized to calculate the recoverable amount. The calculations use pre-tax
cash flow projections covering the period through product development to commercial sales up to the later of loss of patent protection or market exclusivity, which extend beyond five years from the balance sheet date. Approved products are assumed to be out-licensed
such that the Group receives signature fees, milestone receipts and royalties on sales; therefore, the Group does not incur any costs of commercialization after out-licensing
except
when such terms are agreed.
Key assumptions for the value in use calculations are described as follows:

•
Development costs to obtain regulatory approval – costs are estimated net of any contributions expected from collaborative arrangements with future partners. Management have developed cost estimates based on their previous experience and in conjunction with the expertise of their clinical development partners;

•
Launch dates of products – these reflect management’s expected date of launch for products based on the timeline of development programs required to obtain regulatory approval. The assumptions are based on management’s and clinical development partners’ prior experience;

•	Probability of successful development – management estimates probabilities of success for each phase of development based on industry averages and knowledge of specific programs;

•
Out-licensing
signature fees, milestones and royalty rates on sales – management estimates these amounts based on prior experience and access to values from similar transactions in the industry, which are collated and accessible from specialist third-party sources;

•	Sales projections – these are based on management’s internal projections using external market data and market research commissioned by the Company;

•
Profit margins and other operational expenses – these are based on the Company’s internal projections of current product manufacturing costings, with input from manufacturing partners where applicable, and estimates of operating costs based on management’s prior industry experience;

•	Cash flow projections – for all assets, cash flows are assessed over an industry-standard asset life of 20 years; and

•
Discount rates – the discount rate is estimated on a
pre-tax
basis reflecting the estimated cost of capital of the Group and is applied consistently across each of the acquired development programs. The cost of capital was calculated at 12.0% (2019: 15.3%).

Where an
out-licensing
agreement has been reached with a third party, including in respect of setrusumab, known and observable inputs replace management assumptions if available.
At this stage of product development, the key sensitivity for all development programs is the probability of successful completion of clinical trials in order to obtain regulatory approval necessary for commercial sales. Therefore, full impairment of a development program is expected should such clinical trials be unsuccessful.